UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	December 31, 2011

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          January 17, 2012
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 196987
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     3947    48290 SH       Sole                    44450              3840
Abbott Labs Com                COM              002824100     3206    57010 SH       Sole                    56485               525
Air Prods & Chems Inc Com      COM              009158106     3929    46120 SH       Sole                    42780              3340
Alcoa Inc Com                  COM              013817101     2790   322500 SH       Sole                   290700             31800
American Express Co Com        COM              025816109     4022    85260 SH       Sole                    78400              6860
Amgen Inc Com                  COM              031162100     4198    65380 SH       Sole                    60080              5300
Apple Inc Com                  COM              037833100     4856    11990 SH       Sole                    11100               890
Archer Daniels Midland Com     COM              039483102     3439   120230 SH       Sole                   110405              9825
Automatic Data Process Com     COM              053015103     4507    83445 SH       Sole                    76695              6750
Becton Dickinson & Co Com      COM              075887109     3675    49180 SH       Sole                    44830              4350
Caterpillar Inc Del Com        COM              149123101     3646    40240 SH       Sole                    39940               300
Chubb Corp  Com                COM              171232101     4230    61110 SH       Sole                    56250              4860
Cisco Sys Inc Com              COM              17275R102     4010   221810 SH       Sole                   202110             19700
Coca-Cola Co Com               COM              191216100      519     7420 SH       Sole                     7420
Corning Inc Com                COM              219350105     3245   250000 SH       Sole                   230500             19500
Costco Whsl Corp Com           COM              22160K105     4067    48810 SH       Sole                    44640              4170
Disney Walt Co Com             COM              254687106     3814   101705 SH       Sole                    93955              7750
Emerson Elec Co Com            COM              291011104     3112    66800 SH       Sole                    66800
Exxon Mobil Corp Com           COM              30231G102     4849    57210 SH       Sole                    52860              4350
Fedex Corp Com                 COM              31428X106     3852    46130 SH       Sole                    42605              3525
General Dynamics Corp Com      COM              369550108     3876    58370 SH       Sole                    53720              4650
General Elec Co Com            COM              369604103     3718   207600 SH       Sole                   205950              1650
Google Inc Cl A                COM              38259P508     4340     6720 SH       Sole                     6170               550
Halliburton Co Com             COM              406216101      495    14350 SH       Sole                     6350              8000
Home Depot Inc Com             COM              437076102     4421   105160 SH       Sole                    96910              8250
Illinois Tool Wks Inc Com      COM              452308109     3771    80725 SH       Sole                    74125              6600
Ingersoll-Rand PLC             COM              G47791101     2981    97830 SH       Sole                    90050              7780
Intel Corp Com                 COM              458140100     4562   188115 SH       Sole                   171665             16450
International Bus Mach Com     COM              459200101     4206    22875 SH       Sole                    21215              1660
International Paper Co Com     COM              460146103     3508   118520 SH       Sole                   117520              1000
JPMorgan Chase & Co Com        COM              46625H100     3036    91305 SH       Sole                    90555               750
Johnson & Johnson Com          COM              478160104     4085    62290 SH       Sole                    57590              4700
Kimberly Clark Corp Com        COM              494368103     4629    62935 SH       Sole                    58335              4600
McDonalds Corp Com             COM              580135101     4974    49580 SH       Sole                    45930              3650
Microsoft Corp Com             COM              594918104     3929   151350 SH       Sole                   139350             12000
Morgan Stanley Com             COM              617446448     2885   190700 SH       Sole                   173400             17300
Nucor Corp Com                 COM              670346105     3783    95600 SH       Sole                    86700              8900
Occidental Pete CP Com         COM              674599105     4071    43450 SH       Sole                    39950              3500
Pepsico Inc Com                COM              713448108     3503    52800 SH       Sole                    48150              4650
Pfizer Inc Com                 COM              717081103     4657   215225 SH       Sole                   197325             17900
Procter & Gamble Co Com        COM              742718109     4172    62540 SH       Sole                    57265              5275
Qualcomm Inc Com               COM              747525103     4083    74650 SH       Sole                    68130              6520
Schlumberger Ltd Com           COM              806857108     3119    45665 SH       Sole                    45315               350
Staples Inc Com                COM              855030102     3412   245650 SH       Sole                   223350             22300
Stryker Corp Com               COM              863667101     3625    72915 SH       Sole                    67215              5700
Time Warner Inc Com            COM              887317303     4204   116335 SH       Sole                   107060              9275
US Bancorp DE Com              COM              902973304     4142   153125 SH       Sole                   141075             12050
Unilever NV NY                 COM              904784709     3359    97720 SH       Sole                    96920               800
Union Pac Corp Com             COM              907818108     4577    43200 SH       Sole                    39475              3725
Verizon Communications Com     COM              92343V104     4687   116835 SH       Sole                   107835              9000
Wal-Mart Stores Inc Com        COM              931142103     4394    73520 SH       Sole                    67620              5900
Walgreen Co Com                COM              931422109     3869   117015 SH       Sole                   107315              9700